Segmental analysis - Schedule of Reconciliation of Underlying Basis to Statutory Results (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Schedule of Operating Segments [Line Items]
Segment external assets	£ 890,408	£ 886,525
Segment customer deposits	478,213	476,344
Segment external liabilities	840,333	833,373
Retail
Schedule of Operating Segments [Line Items]
Segment external assets	376,079	371,746
Segment customer deposits	321,781	318,947
Segment external liabilities	326,060	323,135
Commercial Banking
Schedule of Operating Segments [Line Items]
Segment external assets	147,075	135,628
Segment customer deposits	140,980	141,372
Segment external liabilities	186,885	178,445
Insurance and Wealth
Schedule of Operating Segments [Line Items]
Segment external assets	175,971	196,235
Segment customer deposits	14,853	15,626
Segment external liabilities	183,263	204,028
Other
Schedule of Operating Segments [Line Items]
Segment external assets	191,283	182,916
Segment customer deposits	599	399
Segment external liabilities	£ 144,125	£ 127,765